Note 9 - Leases (Details Textual) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 2.6	$ 6.9
Operating Lease, Weighted Average Remaining Lease Term (Year)	4 years 3 months 18 days	4 years 4 months 24 days
Operating Lease, Weighted Average Discount Rate, Percent	5.50%	5.10%
Operating Lease, Liability, Current	$ 5.8	$ 5.4